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                                                     hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531
                                   ------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103        Richmond, Virginia          23226
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     -----------------------

Date of fiscal year end:        June 30, 2006
                          ------------------------------------

Date of reporting period:       March 31, 2006
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS - 98.3%                                     VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 11.0%
   2,000    Borders Group, Inc.                                    $    50,480
   3,000    Brown Shoe Co., Inc. (b)                                   157,440
   5,900    Charlotte Russe Holding, Inc. (a) (b)                      126,260
   1,600    CSS Industries, Inc. (b)                                    52,384
  15,000    FTD Group, Inc. (a) (b)                                    145,350
   3,300    Keystone Automotive Industries, Inc. (a) (b)               139,293
   5,500    Knoll, Inc. (b)                                            117,260
   8,800    Maidenform Brands, Inc. (a)                                 96,888
   5,000    Ruth's Chris Steak House, Inc. (a) (b)                     119,050
   2,000    Shoe Carnival, Inc. (a)                                     49,960
   7,100    Skechers U.S.A., Inc. (a)                                  177,003
   5,000    Sonic Corp. (a) (b)                                        175,650
   5,400    Tupperware Brands Corp.                                    111,186
   4,200    Warnaco Group, Inc. (The) (a) (b)                          100,800
                                                                   -----------
                                                                     1,619,004
                                                                   -----------
            CONSUMER STAPLES - 2.8%
   5,900    Ingles Markets, Inc. - Class A (b)                         105,138
   3,900    J & J Snack Foods Corp.                                    131,001
   1,600    Maui Land & Pineapple Co., Inc. (a) (b)                     60,400
   1,800    Pantry, Inc. (The) (a)                                     112,302
                                                                   -----------
                                                                       408,841
                                                                   -----------
            ENERGY - 3.5%
   3,700    Bronco Drilling Co., Inc. (a)                               97,310
   3,500    Chesapeake Utilities Corp. (b)                             109,340
     900    Penn Virginia Corp.                                         51,633
   2,500    Pioneer Drilling Co. (a)                                    41,075
   5,250    RPC, Inc. (b)                                              119,963
   2,000    Superior Well Services, Inc. (a)                            58,140
     800    Universal Compression Holdings, Inc. (a) (b)                40,536
                                                                   -----------
                                                                       517,997
                                                                   -----------
            FINANCIALS - 6.9%
     102    Alleghany Corp. (a) (b)                                     29,529
   2,000    Apollo Investment Corp. (b)                                 35,620
   2,700    Charter Financial Corp.                                    102,762
   3,200    Citizens First Bancorp, Inc. (b)                            90,432
   1,500    Intervest Bancshares Corp. (a)                              54,210
   3,300    Morningstar, Inc. (a)                                      147,741
   2,300    Navigators Group, Inc. (The) (a)                           114,080
   1,400    NYMAGIC, Inc. (b)                                           41,762
   1,600    Provident Financial Holdings, Inc.                          52,160
   2,500    Sterling Bancshares, Inc.                                   45,125
   2,400    Universal American Financial Corp. (a) (b)                  36,960
   3,000    Western Alliance Bancorp (a) (b)                           111,450
   9,200    Willow Grove Bancorp, Inc. (b)                             162,932
                                                                   -----------
                                                                     1,024,763
                                                                   -----------

 TFS MARKET NEUTRAL FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 98.3% (Continued)                         VALUE
--------------------------------------------------------------------------------
            HEALTH CARE - 9.3%
   5,600    Adeza Biomedical Corp. (a) (b)                         $   118,328
   2,250    American Dental Partners, Inc. (a)                          30,375
   8,700    Anadys Pharmaceuticals, Inc. (a) (b)                       140,157
   1,600    AngioDynamics, Inc. (a) (b)                                 48,096
   4,500    CorVel Corp. (a)                                            99,090
   6,300    Dyax Corp. (a) (b)                                          36,540
   3,900    E-Z-EM, Inc. (a)                                            87,321
   3,300    Haemonetics Corp. (a) (b)                                  167,541
   2,200    HealthExtras, Inc. (a)                                      77,660
   5,500    Kosan Biosciences, Inc. (a) (b)                             32,395
   2,000    MedCath Corp. (a) (b)                                       38,240
   5,100    Medical Action Industries, Inc. (a) (b)                    122,349
  11,900    Phase Forward, Inc. (a) (b)                                132,566
   3,000    PSS World Medical, Inc. (a)                                 57,870
   6,000    ViaCell, Inc. (a) (b)                                       33,060
   2,700    Vital Signs, Inc. (b)                                      148,311
                                                                   -----------
                                                                     1,369,899
                                                                   -----------
            INDUSTRIALS - 19.4%
   1,172    Andersons, Inc. (The) (b)                                   91,685
  12,100    Comfort Systems USA, Inc.                                  163,350
   1,900    Consolidated Graphics, Inc. (a) (b)                         99,028
   2,500    Ducommun, Inc. (a) (b)                                      55,500
   1,100    EMCOR Group, Inc. (a)                                       54,626
   2,100    Freightcar America, Inc. (b)                               133,560
   1,700    General Cable Corp. (a)                                     51,561
   1,600    Genesee & Wyoming, Inc. (a)                                 49,088
     200    Hardinge, Inc.                                               3,218
   4,300    Heidrick & Struggles International, Inc. (a)               156,004
   8,700    Infrasource Services, Inc. (a)                             149,727
   9,500    IXYS Corp. (a) (b)                                          87,590
   5,800    Kenexa Corp. (a) (b)                                       178,350
   4,700    Marten Transport Ltd. (a)                                   85,023
   2,700    Multi-Fineline Electronix, Inc. (a) (b)                    157,923
   5,600    Old Dominion Freight Line, Inc. (a) (b)                    150,920
   4,800    Pacer International, Inc. (b)                              156,864
  10,400    Parker Drilling Co. (a) (b)                                 96,408
   8,800    Republic Airways Holdings, Inc. (a) (b)                    130,328
   3,200    Rofin-Sinar Technologies, Inc. (a) (b)                     173,216
   6,200    SCS Transportation, Inc. (a) (b)                           180,482
   6,800    Sirva, Inc. (a)                                             58,004
   2,000    Thomas & Betts Corp. (a) (b)                               102,760
   1,200    Valmont Industries, Inc.                                    50,448
   2,800    Volt Information Sciences, Inc. (a)                         85,568
   9,400    Woodhead Industries, Inc. (b)                              156,040
                                                                   -----------
                                                                     2,857,271
                                                                   -----------

 TFS MARKET NEUTRAL FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 98.3% (Continued)                         VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY - 21.9%
  22,100    Adaptec, Inc. (a) (b)                                  $   122,213
   5,200    AMIS Holdings, Inc. (a)                                     47,112
   4,318    Ansoft Corp. (a) (b)                                       180,017
  14,000    Asyst Technologies, Inc. (a) (b)                           145,740
   4,652    Blackbaud, Inc. (b)                                         98,576
  11,600    Cogent Communications Group, Inc. (a) (b)                  113,100
   6,600    Cohu, Inc.                                                 140,052
   1,800    CommScope, Inc. (a)                                         51,390
   6,800    Convergys Corp. (a) (b)                                    123,828
  14,100    Digi International, Inc. (a) (b)                           164,547
   6,800    Foundry Networks, Inc. (a) (b)                             123,488
   3,400    Hittite Microwave Corp. (a) (b)                            114,614
   4,700    Huron Consulting Group, Inc. (a)                           142,363
  12,600    Interwoven, Inc. (a) (b)                                   113,274
   6,400    LaserCard Corp. (a) (b)                                    144,000
   4,500    Mattson Technology, Inc. (a) (b)                            54,000
   3,700    Monolithic Power Systems, Inc. (a)                          68,968
   3,500    Ness Technologies, Inc. (a) (b)                             44,065
  16,200    OPNET Technologies, Inc. (a) (b)                           173,664
  14,100    Packeteer, Inc. (a) (b)                                    163,560
   5,200    Polycom, Inc. (a) (b)                                      112,736
     400    Pomeroy IT Solutions, Inc. (a) (b)                           3,344
   4,300    Rimage Corp. (a) (b)                                        97,094
  12,000    Secure Computing Corp. (a) (b)                             138,480
   5,200    Silicon Image, Inc. (a) (b)                                 53,612
   6,300    SPSS, Inc. (a) (b)                                         199,458
   4,600    Synplicity, Inc. (a) (b)                                    29,716
   5,500    Tier Technologies, Inc. - Class B (a) (b)                   44,275
   1,600    Trimble Navigation Ltd. (a) (b)                             72,080
  13,100    Unica Corp. (a) (b)                                        151,829
                                                                   -----------
                                                                     3,231,195
                                                                   -----------
            MATERIALS - 13.6%
   2,500    Airgas, Inc. (b)                                            97,725
   6,800    American Ecology Corp. (b)                                 138,584
   4,500    BlueLinx Holdings, Inc. (b)                                 72,000
   4,100    Columbus McKinnon Corp. (a) (b)                            110,413
   2,000    FMC Corp. (b)                                              123,960
  11,500    Huttig Building Products, Inc. (a)                         107,065
   5,800    Interline Brands, Inc. (a) (b)                             146,334
   5,300    Jorgensen (Earle M.) Co. (a) (b)                            80,295
   7,000    Material Sciences Corp. (a) (b)                             84,560
   2,000    Pioneer Cos., Inc. (a) (b)                                  61,000
  11,900    PolyOne Corp. (a)                                          110,908
   4,700    Quaker Chemical Corp. (b)                                  102,225
     800    Quanex Corp.                                                53,304
   1,500    Roanoke Electric Steel Corp. (b)                            48,450

 TFS MARKET NEUTRAL FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 98.3% (Continued)                         VALUE
--------------------------------------------------------------------------------
            MATERIALS - 13.6% - (Continued)
   3,200    Rockwood Holdings, Inc. (a)                            $    73,664
   6,000    Spartech Corp.                                             144,000
   2,100    Tennant Co. (b)                                            109,872
  10,000    U.S. Concrete, Inc. (a) (b)                                144,600
   2,800    Westlake Chemical Corp.                                     96,740
  11,000    Xerium Technologies, Inc. (b)                              103,290
                                                                   -----------
                                                                     2,008,989
                                                                   -----------
            REAL ESTATE INVESTMENT TRUSTS - 2.3%
   3,200    Mission West Properties, Inc.                               37,600
   2,200    Windrose Medical Properties Trust (b)                       33,176
   8,200    Ashford Hospitality Trust (b)                              101,680
   3,400    Sunstone Hotel Investors, Inc. (b)                          98,498
   3,100    U-Store-It Trust                                            62,465
                                                                   -----------
                                                                       333,419
                                                                   -----------
            TELECOMMUNICATIONS SERVICES - 6.2%
   8,200    Alaska Communications Systems, Inc. (b)                     99,466
   9,300    Centennial Communications Corp. (a) (b)                     68,169
   3,000    D&E Communications, Inc. (b)                                33,720
   5,200    EMS Technologies, Inc. (a) (b)                              93,756
   9,200    FairPoint Communications, Inc. (b)                         127,144
   3,400    NeuStar, Inc. - Class A (a) (b)                            105,400
   3,300    Syniverse Holdings, Inc. (a)                                52,140
  14,100    UbiquiTel, Inc. (a)                                        142,410
  11,300    Valor Communications Group, Inc. (b)                       148,708
   9,000    Westell Technologies, Inc. (a)                              36,630
                                                                   -----------
                                                                       907,543
                                                                   -----------
            UTILITIES - 1.4%
  10,200    Pike Electric Corp. (a) (b)                                214,302
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $13,310,723)                 $14,493,223
                                                                   -----------

 TFS MARKET NEUTRAL FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    CLOSED-END FUNDS - 7.9%                                   VALUE
--------------------------------------------------------------------------------
   2,100    BlackRock Global Energy and Resources Trust            $    54,810
   9,400    Corporate High Yield Fund                                   71,722
  10,200    Corporate High Yield Fund III                               77,622
   9,500    Corporate High Yield Fund V, Inc.                          119,890
   3,500    Corporate High Yield Fund VI, Inc.                          43,470
   4,200    Flaherty & Crumrine/Claymore Preferred Securities
              Income Fund, Inc.                                         83,202
   8,800    High Income Opportunity Fund, Inc.                          54,560
   1,600    John Hancock Tax-Advantaged Dividend Income Fund            27,520
     900    Mexico Fund, Inc. (The)                                     27,432
   7,200    MFS Intermediate Income Trust                               44,352
   6,900    Pioneer Municipal High Income Trust                         93,909
   8,000    Salomon Brothers Emerging Markets Debt Fund, Inc.          140,560
  10,400    Salomon Brothers High Income Fund II, Inc.                 103,168
  11,700    Western Asset/Claymore US Treasury Inflation
              Protected Securities Fund                                132,678
   8,000    Western Asset/Claymore US Treasury Inflation
              Protected Securities Fund 2                               92,000
                                                                   -----------
            TOTAL CLOSED-END FUNDS (Cost $1,195,071)               $ 1,166,895
                                                                   -----------
            TOTAL INVESTMENTS AT VALUE - 106.2%
              (Cost $14,505,794)                                   $15,660,118

            LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2%)            (919,057)
                                                                   -----------

            TOTAL NET ASSETS - 100.0%                              $14,741,061
                                                                   ===========

     (a)  Non-income producing security.

     (b) All or a portion of the shares have been committed as collateral for open short positions.

 See accompanying notes to Portfolio of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS - 69.4%                                     VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 18.2%
   5,600    American Axle & Manufacturing Holdings, Inc.           $    95,928
   2,000    American Greetings Corp. - Class A                          43,240
   2,200    America's Car-Mart, Inc. (a)                                47,300
   1,900    Artic Cat, Inc.                                             45,714
   2,100    A.S.V., Inc. (a)                                            67,662
   3,200    Bandag, Inc.                                               133,984
  15,600    Blockbuster, Inc. - Class A                                 61,932
   1,000    Blue Nile, Inc. (a)                                         35,190
   2,600    Buffalo Wild Wings, Inc. (a)                               108,108
   1,100    Build-A-Bear-Workshop, Inc. (a)                             33,715
   3,500    Carmike Cinemas, Inc.                                       84,455
   9,000    Coachman Industries, Inc.                                  102,420
   1,800    Digital Theater Systems, Inc. (DTS) (a)                     35,388
   1,500    DSW, Inc. (a)                                               46,980
   1,200    Ethan Allen Interiors, Inc.                                 50,424
   1,000    Gaylord Entertainment Co. (a)                               45,380
   1,700    Infocrossing, Inc. (a)                                      20,485
   4,000    JAKKS Pacific, Inc. (a)                                    106,960
   2,375    Jos. A. Bank Clothiers, Inc. (a)                           113,881
   4,100    K2, Inc. (a)                                                51,455
   2,300    Landry's Restaurants, Inc.                                  81,259
   6,400    La-Z-Boy, Inc.                                             108,800
   7,900    Leapfrog Enterprises, Inc. (a)                              83,898
   3,300    MarineMax, Inc. (a)                                        110,616
   9,700    Multimedia Games, Inc. (a)                                 144,336
   4,993    Navarre Corp. (a)                                           21,420
   1,400    Overstock.com, Inc. (a)                                     41,748
   2,300    Payless ShoeSource, Inc. (a)                                52,647
   2,200    Polaris Industries, Inc.                                   120,032
   2,800    Pre-Paid Legal Services, Inc.                               99,344
   9,300    Reader's Digest Association, Inc.                          137,175
   1,400    Resources Connection, Inc. (a)                              34,874
   7,000    Retail Ventures, Inc. (a)                                  102,620
   3,600    Ruby Tuesday, Inc.                                         115,488
   4,700    Six Flags, Inc. (a)                                         47,846
   3,700    Superior Industries International, Inc.                     71,632
   2,200    Tuesday Morning Corp.                                       50,798
   1,400    West Marine, Inc. (a)                                       21,014
                                                                   -----------
                                                                     2,776,148
                                                                   -----------
            CONSUMER STAPLES - 3.6%
     900    American Italian Pasta Co. - Class A                         5,634
  15,300    Krispy Kreme Doughnuts, Inc. (a)                           137,394
   2,400    Mobile Mini, Inc. (a)                                       74,208
   1,400    Peet's Coffee & Tea, Inc. (a)                               42,000
     500    P.F. Chang's China Bistro, Inc. (a)                         24,645

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 69..4% (Continued)                        VALUE
--------------------------------------------------------------------------------
            CONSUMER STAPLES - 3.6% (Continued)
   5,500    Sanderson Farms, Inc.                                  $   123,200
   6,400    Sensient Technologies Corp.                                115,520
                                                                   -----------
                                                                       522,601
                                                                   -----------
            ENERGY - 4.3%
   2,300    Cheniere Energy, Inc. (a)                                   93,311
   3,200    Delta Petroleum Corp. (a)                                   67,264
   8,500    Input/Output, Inc. (a)                                      82,535
   5,300    KFX, Inc. (a)                                               96,460
   5,700    McMoRan Exploration Co. (a)                                101,688
   2,500    Peoples Energy Corp.                                        89,100
   9,100    Syntroleum Corp. (a)                                        75,257
   3,000    Tri-Valley Corp. (a)                                        23,910
                                                                   -----------
                                                                       629,525
                                                                   -----------
            FINANCIALS - 10.1%
   2,200    Accredited Home Lenders Holding Co. (a)                    112,596
   2,200    ASTA Funding, Inc.                                          73,172
   1,700    Avatar Holdings, Inc. (a)                                  103,700
   2,300    Community Bank Systems, Inc.                                51,359
   1,600    CompuCredit Corp. (a)                                       58,896
   1,500    CoStar Group, Inc. (a)                                      77,835
   5,200    Direct General Corp.                                        88,452
   3,900    Federal Agrilcultural Mortgage Corp. - Class C             114,738
   4,000    Financial Federal Corp.                                    117,200
   2,400    FPIC Insurance Group, Inc. (a)                              90,720
   3,700    Fremont General Corp.                                       79,772
   2,500    Hilb Rogal & Hobbs Co. (HRH)                               103,050
   6,300    HouseValues, Inc. (a)                                       51,912
   2,200    Irwin Financial Corp.                                       42,526
   5,600    LaBranche & Co., Inc. (a)                                   88,536
   3,100    Ocwen Financial Corp. (a)                                   31,682
   2,400    Portfolio Recovery Associates, Inc. (a)                    112,392
   2,800    United Fire & Casualty Co.                                  92,120
                                                                   -----------
                                                                     1,490,658
                                                                   -----------
            HEALTH CARE - 11.5%
  12,300    Align Technology, Inc. (a)                                 112,791
   1,000    AmSurg Corp. (a)                                            22,690
  11,078    Antigens, Inc. (a)                                          30,354
   1,100    ArthroCare Corp. (a)                                        52,602
  11,858    BioLase Technology, Inc.                                   113,244
   5,100    BioScrip, Inc. (a)                                          36,771
     800    Biosite, Inc. (a)                                           41,544
   3,900    Bradley Pharmaceuticals, Inc. (a)                           57,993
   6,000    Cell Genesys, Inc. (a)                                      47,880
   3,400    Conceptus, Inc. (a)                                         44,574
   3,300    Cyberonics, Inc. (a)                                        85,041
   8,900    Dendreon Corp. (a)                                          41,919
   7,195    Enzo Biochem, Inc. (a)                                      97,132
   7,300    Genitope Corp. (a)                                          63,510

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 69..4% (Continued)                        VALUE
--------------------------------------------------------------------------------
            HEALTH CARE - 11.5% (Continued)
   6,600    Healthcare Services Group, Inc.                        $   140,976
   1,908    ICU Medical, Inc. (a)                                       69,051
   7,917    Introgen Therapeutics, Inc. (a)                             42,039
   3,500    Kensey Nash Corp. (a)                                      100,100
   1,500    Martek Biosciences Corp. (a)                                49,245
   6,800    Nautilus, Inc.                                             101,660
   4,200    NeoPharm, Inc. (a)                                          35,112
   7,500    NitroMed, Inc. (a)                                          63,000
   7,300    Northfield Laboratories, Inc. (a)                           73,000
   6,700    Odyssey HealthCare, Inc. (a)                               115,307
   2,200    SFBC International, Inc. (a)                                53,636
                                                                   -----------
                                                                     1,691,171
                                                                   -----------
            INDUSTRIALS - 8.5%
     800    Argon ST, Inc. (a)                                          26,824
   2,000    Brookfield Homes Corp.                                     103,720
   3,500    DeVry, Inc. (a)                                             79,695
   5,200    Escala Group, Inc. (a)                                     136,188
   9,400    Fleetwood Enterprises, Inc. (a)                            104,998
   1,600    GATX Corp.                                                  66,064
   2,200    HEICO Corp.                                                 69,718
   7,900    Innovative Solutions and Support, Inc. (a)                 102,700
   2,800    Insituform Technologies, Inc. - Class A (a)                 74,480
   1,700    Lindsay Manufacturing Co.                                   46,053
     200    MAIR Holdings, Inc. (a)                                        936
   1,900    Marchex, Inc. (a)                                           40,850
   9,914    Taser International, Inc. (a)                              104,989
   3,200    Titan International, Inc.                                   55,232
  11,700    TurboChef Technologies, Inc. (a)                           142,740
                                                                   -----------
                                                                     1,155,187
                                                                   -----------
            INFORMATION TECHNOLOGY - 6.5%
   3,900    3D Systems Corp. (a)                                        83,343
   9,300    American Superconductor Corp. (a)                          105,555
   4,200    eCollege.com, Inc. (a)                                      79,128
   2,600    Emmis Communications Corp. (a)                              41,600
   3,900    FalconStor Software, Inc. (a)                               36,855
   3,600    Ionatron, Inc. (a)                                          48,636
   4,000    Midway Games, Inc. (a)                                      36,880
   8,400    Mobility Electronics, Inc. (a)                              69,972
   3,900    NetIQ Corp. (a)                                             43,485
   6,100    Sonic Solutions (a)                                        110,471
   3,500    Stratasys, Inc. (a)                                        103,180
   6,400    Take-Two Interactive Software, Inc. (a)                    119,424
   8,000    TeleTech Holdings, Inc. (a)                                 88,880
                                                                   -----------
                                                                       967,409
                                                                   -----------

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 69..4% (Continued)                        VALUE
--------------------------------------------------------------------------------
            MATERIALS - 4.2%
   2,400    Bowater, Inc.                                          $    70,992
   1,600    Cabot Microelectronics Corp. (a)                            59,360
   2,900    Headwaters, Inc. (a)                                       115,391
   4,900    Medis Technologies Ltd. (a)                                114,317
   1,500    Neenah Paper, Inc.                                          49,125
  11,000    Terra Industries, Inc. (a)                                  77,550
   4,300    Trex Co., Inc. (a)                                         136,310
                                                                   -----------
                                                                       623,045
                                                                   -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.7%
   2,000    Annaly Mortgage Management, Inc.                            24,280
   2,500    Novastar Financial, Inc.                                    83,600
                                                                   -----------
                                                                       107,880
                                                                   -----------
            TELECOMMUNICATIONS SERVICES - 0.4%
   3,593    InPhonic, Inc. (a)                                          25,115
   3,900    Talk America Holdings, Inc. (a)                             33,267
                                                                   -----------
                                                                        58,382
                                                                   -----------
            UTILITIES - 1.4%
   3,000    Duquesne Light Holdings, Inc.                               49,500
   1,200    Nicor, Inc.                                                 47,472
   2,200    WPS Resources Corp.                                        108,284
                                                                   -----------
                                                                       205,256
                                                                   -----------
            TOTAL SECURITIES SOLD SHORT - 69.4%
              (Proceeds $9,775,883)                                $10,227,262
                                                                   ===========


     (a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments.

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS - 99.3%                                     VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 8.8%
   1,600    Borders Group, Inc.                                    $    40,384
     500    Brown Shoe Company, Inc.                                    26,240
     600    Charlotte Russe Holding, Inc. (a)                           12,840
     400    CSS Industries, Inc.                                        13,096
   1,300    FTD Group, Inc. (a)                                         12,597
     400    Keystone Automotive Industries, Inc. (a)                    16,884
   1,200    Maidenform Brands, Inc. (a)                                 13,212
                                                                   -----------
                                                                       135,253
                                                                   -----------
            CONSUMER STAPLES - 2.7%
     700    Ingles Markets, Inc. - Class A                              12,474
     500    J & J Snack Foods Corp.                                     16,795
     800    Smart & Final, Inc. (a)                                     13,112
                                                                   -----------
                                                                        42,381
                                                                   -----------
            ENERGY - 3.6%
     500    Alon USA Energy, Inc.                                       12,310
     300    Bill Barrett Corp. (a)                                       9,777
     400    Bronco Drilling Co., Inc. (a)                               10,520
     500    RPC, Inc.                                                   11,425
     400    Superior Well Services, Inc. (a)                            11,628
                                                                   -----------
                                                                        55,660
                                                                   -----------
            FINANCIALS - 5.5%
     500    East West Bancorp, Inc.                                     19,275
     900    Morningstar, Inc. (a)                                       40,293
     400    Provident Financial Holdings, Inc.                          13,040
     700    Willow Grove Bancorp, Inc.                                  12,397
                                                                   -----------
                                                                        85,005
                                                                   -----------
            HEALTH CARE - 7.2%
     102    CorVel Corp. (a)                                             2,246
     700    Haemonetics Corp. (a)                                       35,539
     600    MedCath Corp. (a)                                           11,472
   1,300    Phase Forward, Inc. (a)                                     14,482
   1,600    PSS World Medical, Inc. (a)                                 30,864
     300    Vital Signs, Inc.                                           16,479
                                                                   -----------
                                                                       111,082
                                                                   -----------
            INDUSTRIALS - 18.3%
     800    EMCOR Group, Inc. (a)                                       39,728
     300    Freightcar America, Inc.                                    19,080
   1,200    General Cable Corp. (a)                                     36,396
     500    Heidrick & Struggles International, Inc. (a)                18,140
     400    Kenexa Corp. (a)                                            12,300
     600    Marten Transport Ltd. (a)                                   10,854
     600    Multi-Fineline Electronix, Inc. (a)                         35,094
     800    Old Dominion Freight Line, Inc. (a)                         21,560

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 99.3% (Continued)                         VALUE
--------------------------------------------------------------------------------
            INDUSTRIALS - 18.3%  (Continued)
     900    Pacer International, Inc.                              $    29,412
   1,200    Parker Drilling Co. (a)                                     11,124
     400    Rofin-Sinar Technologies, Inc. (a)                          21,652
     400    SCS Transportation, Inc. (a)                                11,644
     500    Volt Information Sciences, Inc. (a)                         15,280
                                                                   -----------
                                                                       282,264
                                                                   -----------
            INFORMATION TECHNOLOGY - 30.3%
   2,800    Adaptec, Inc. (a)                                           15,484
   4,100    Amkor Technology, Inc. (a)                                  35,424
     300    Ansoft Corp. (a)                                            12,507
   7,300    Applied Micro Circuits Corp. (a)                            29,711
   1,200    Asyst Technologies, Inc. (a)                                12,492
     700    Cohu, Inc.                                                  14,854
  11,600    Conexant Systems, Inc. (a)                                  40,020
   1,100    Convergys Corp. (a)                                         20,031
   1,100    Digi International, Inc. (a)                                12,837
   2,400    Foundry Networks, Inc. (a)                                  43,584
     500    Huron Consulting Group, Inc. (a)                            15,145
     800    MICROS Systems, Inc. (a)                                    36,856
   5,300    ON Semiconductor Corp. (a)                                  38,478
   1,000    OPNET Technologies, Inc. (a)                                10,720
     900    Packeteer, Inc. (a)                                         10,440
   1,800    Polycom, Inc. (a)                                           39,024
   1,300    Secure Computing Corp. (a)                                  15,002
     500    SPSS, Inc. (a)                                              15,830
   1,300    Trident Microsystems, Inc. (a)                              37,778
   1,000    Unica Corp. (a)                                             11,590
                                                                   -----------
                                                                       467,807
                                                                   -----------
            MATERIALS - 11.9%
     600    American Ecology Corp.                                      12,228
   1,400    Huttig Building Products, Inc. (a)                          13,034
     700    Infrasource Services, Inc. (a)                              12,047
     800    Interline Brands, Inc. (a)                                  20,184
     600    Quaker Chemical Corp.                                       13,050
     600    RBC Bearings, Inc. (a)                                      12,300
     600    Spartech Corp.                                              14,400
     300    Tennant Co.                                                 15,696
   1,400    Valhi, Inc.                                                 24,780
   1,000    Westlake Chemical Corp.                                     34,550
   1,300    Xerium Technologies, Inc.                                   12,207
                                                                   -----------
                                                                       184,476
                                                                   -----------

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS - 99.3% (Continued)                       VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - 2.0%
     800    Ashford Hospitality Trust                              $     9,920
     400    Digital Realty Trust, Inc.                                  11,268
     900    Mission West Properties, Inc.                               10,575
     800    Spirit Finance Corp.                                         9,760
     400    Strategic Hotels & Resorts, Inc.                             9,312
     400    Sunstone Hotel Investors, Inc.                              11,588
                                                                   -----------
                                                                        62,423
                                                                   -----------
            TELECOMMUNICATIONS SERVICES - 5.9%
   1,000    Alaska Communications Systems, Inc.                         12,130
     900    FairPoint Communications, Inc.                              12,438
   6,900    Sycamore Networks, Inc. (a)                                 32,430
   2,300    UbiquiTel, Inc. (a)                                         23,230
   2,700    Westell Technologies, Inc. (a)                              10,989
                                                                   -----------
                                                                        91,217
                                                                   -----------
            UTILITIES - 1.1%
     800    Pike Electric Corp. (a)                                     16,808
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $1,465,560)                  $ 1,534,376
                                                                   -----------

================================================================================
  SHARES    MONEY MARKET SECURITIES - 1.4%                            VALUE
--------------------------------------------------------------------------------
  22,232    UMB Money Market Fiduciary Fund (Cost $22,232)         $    22,232
                                                                   -----------

            TOTAL INVESTMENTS AT VALUE - 100.7% (Cost $1,487,792)  $ 1,556,608

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)             (11,578)
                                                                   -----------

            TOTAL NET ASSETS - 100.0%                              $ 1,545,030
                                                                   ===========



     (a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees. The Funds also may use fair-value pricing if the value of a security they hold has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair-value pricing is used, the prices of the securities used to calculate the Funds' NAV may differ from quoted or published prices for the same securities.


2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2006:

                                                 TFS Market       TFS Small
                                                Neutral Fund      Cap Fund
                                               --------------   -------------

           Tax cost of portfolio investments
            and securities sold short           $ 4,738,083      $ 1,487,792
                                               ==============   =============

           Gross unrealized appreciation        $ 1,925,694      $    84,543
           Gross unrealized depreciation         (1,230,921)         (15,727)
                                                -------------   -------------

           Net unrealized appreciation          $   694,773      $    68,816
                                                ==============   ============



The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the TFS Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             ----------------------------------------------------------




By (Signature and Title)*    /s/ Larry S. Eiben
                           --------------------------------------------

                           Larry S. Eiben, President


Date          May 25, 2006
      ---------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Larry S. Eiben
                           --------------------------------------------

                           Larry S. Eiben, President

Date          May 25, 2006
      ---------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------------

                           Mark J. Seger, Treasurer

Date          May 25, 2006
      ---------------------------------------




* Print the name and title of each signing officer under his or her signature.